Retirement Benefit Plans - Maturity Analysis of Undiscounted Benefit Payments (Detail) $ in Millions	12 Months Ended
Dec. 31, 2023 TWD ($)
Disclosure of defined benefit plans [abstract]
2024	$ 2,538
2025	5,863
2026	8,865
2027	10,051
2028 and thereafter	34,869
Total	$ 62,186